Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 5,529	$ 6,228	$ 6,971
Proceeds from new debt instruments	2,078	5,048	2,938
Debt repayments	(2,227)	(5,497)	(3,840)
Foreign currency translation and accretion effects	264	(250)	159
Debt at end of year	$ 5,644	$ 5,529	$ 6,228